UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment           [_];  Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Kingdom Ridge Capital, L.L.C.
Address:    81 Main Street, Suite 209
            White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Manley
Title:      Chief Financial Officer
Phone:      (914) 517-8654

Signature, Place, and Date of Signing:


/s/ Michael Manley                White Plains, New York      February 16, 2010
---------------------          ----------------------------   ------------------
  [Signature]                         [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          22

Form 13F Information Table Value Total:    $243,916
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13335                     Kingdom Ridge Capital Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                     Kingdom Ridge Capital, LLC

COLUMN 1                         COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6    COL 7           COLUMN 8

                                                          VALUE      SHS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE      SHARED NONE
--------------               ---------------   ------     --------   -------   --- ----  ----------  ----    -----     -----------
ADVANCED MICRO DEVICES INC        COM          007903107   4,840       500,000 SH         DEFINED    1         500,000
APPLIED MICRO CIRCUITS CORP       COM          03822W406  33,640     4,503,300 SH         DEFINED    1       4,503,300
CISCO SYS INC                     COM          17275R102   5,985       250,000 SH         DEFINED    1         250,000
ENERNOC INC                       COM          292764107   3,039       100,000 SH         DEFINED    1         100,000
FINISAR CORP                    COM NEW        31787A507   7,136       800,000 SH         DEFINED    1         800,000
INTEGRATED DEVICE TECHNOLOGY      COM          458118106     485        75,000 SH         DEFINED    1          75,000
INTEL CORP                        COM          458140100  25,500     1,250,000 SH         DEFINED    1       1,250,000
KULICKE & SOFFA INDS INC          COM          501242101   1,152       213,643 SH         DEFINED    1         213,643
MARVELL TECHNOLOGY GROUP LTD      ORD          G5876H105   2,075       100,000 SH         DEFINED    1         100,000
MICROSOFT CORP                    COM          594918104  36,576     1,200,000 SH         DEFINED    1       1,200,000
MICROSOFT CORP                    COM          594918104  35,052     1,150,000 SH  CALL   DEFINED    1       1,150,000
MONOLITHIC PWR SYS INC            COM          609839105   2,397       100,000 SH         DEFINED    1         100,000
OMNIVISION TECHNOLOGIES INC       COM          682128103   7,042       485,000 SH         DEFINED    1         485,000
PALM INC NEW                      COM          696643105  29,087     2,900,000 SH         DEFINED    1       2,900,000
POLYCOM INC                       COM          73172K104   2,497       100,000 SH         DEFINED    1         100,000
RAMBUS INC DEL                    COM          750917106   4,880       200,000 SH         DEFINED    1         200,000
SILICON LABORATORIES INC          COM          826919102   2,419        50,000 SH         DEFINED    1          50,000
SKYWORKS SOLUTIONS INC            COM          83088M102   5,676       400,000 SH         DEFINED    1         400,000
TAKE-TWO INTERACTIVE SOFTWAR      COM          874054109  18,542     1,845,000 SH         DEFINED    1       1,845,000
TAKE-TWO INTERACTIVE SOFTWAR      CALL         874054109   6,030       600,000 SH  CALL   DEFINED    1         600,000
TERADYNE INC                      COM          880770102   5,365       500,000 SH         DEFINED    1         500,000
VERIGY LTD                        SHS          Y93691106   4,501       350,000 SH         DEFINED    1         350,000

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